Estimated Fair Value of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, equity method investments, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2026

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,015,359	¥1,015,359	¥1,015,359	¥0	¥0
Restricted cash	114,129	114,129	114,129	0	0
Installment loans (net of allowance for credit losses)	1,437,306	1,410,654	0	50,013	1,360,641
Equity securities*1	501,001	501,001	149,949	120,456	230,596
Available-for-sale debt securities	2,360,361	2,360,361	7,278	2,092,438	260,645
Other Assets:
Time deposits	924	924	0	924	0
Derivative assets*2	73,633	73,633	—	—	—
Reinsurance recoverables (Investment contracts)	307,733	277,544	0	0	277,544
Liabilities:
Short-term debt	¥544,135	¥544,135	¥0	¥544,135	¥0
Deposits	2,330	2,345	0	2,345	0
Policy liabilities and Policy account balances (Investment contracts)	390,523	331,178	0	0	331,178
Long-term debt	5,799,160	5,725,946	0	1,616,472	4,109,474
Accounts payable (Contingent consideration)	15,683	15,683	0	0	15,683
Other Liabilities:
Derivative liabilities*2	66,802	66,802	—	—	—

*1	The amount of ¥168,854 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2026

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,127,881	¥1,127,881	¥1,127,881	¥0	¥0
Restricted cash	118,872	118,872	118,872	0	0
Installment loans (net of allowance for credit losses)	1,493,878	1,469,750	0	44,672	1,425,078
Equity securities*1	347,183	347,183	146,962	136,092	64,129
Available-for-sale debt securities	2,333,404	2,333,404	17,957	2,046,468	268,979
Other Assets:
Time deposits	1,035	1,035	0	1,035	0
Derivative assets*2	60,089	60,089	—	—	—
Reinsurance recoverables (Investment contracts)	340,079	290,745	0	0	290,745
Liabilities:
Short-term debt	¥561,590	¥561,590	¥0	¥561,590	¥0
Deposits	6,603	6,630	0	6,630	0
Policy liabilities and Policy account balances (Investment contracts)	414,004	330,566	0	0	330,566
Long-term debt	5,540,896	5,445,152	0	1,557,952	3,887,200
Accounts payable (Contingent consideration)	1,574	1,574	0	0	1,574
Other Liabilities:
Derivative liabilities *2	48,775	48,775	—	—	—

*1	The amount of ¥182,674 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”